Segment and Geographic Information - Summary of Revenue by Geographical Region (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 26, 2022	Mar. 27, 2021	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019
Revenue From External Customers By Geographic Areas [Line Items]
Total revenue	$ 96,284	$ 23,177	$ 173,348	$ 28,719	$ 251,913	$ 92,086	$ 100,123
Percentage of revenue generated outside of the United States	1.00%	4.00%	1.00%	7.00%	1.00%	41.00%	4.00%
United States [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Total revenue	$ 95,392	$ 22,240	$ 171,630	$ 26,754	$ 248,209	$ 54,349	$ 95,726
Canada [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Total revenue	$ 892	$ 937	$ 1,718	$ 1,965	$ 3,704	$ 37,737	$ 4,397